S000084922 [Member] Average Annual Total Returns	12 Months Ended		48 Months Ended		60 Months Ended	120 Months Ended	130 Months Ended
	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025 [1]	Dec. 31, 2025 [1]	Dec. 31, 2025	[1],[4]
MSCI Emerging Markets Value Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	32.74%	[1]	7.70%	[2],[3]	6.76%	7.96%	5.07%
MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	33.57%	[1],[5]	6.25%	[2],[3]	4.20%	8.42%	5.84%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	44.31%		9.72%	[2]
Performance Inception Date			Dec. 29, 2021
Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	42.78%		8.40%	[2]
Performance Inception Date			Dec. 29, 2021
Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	26.88%		7.37%	[2]
Performance Inception Date			Dec. 29, 2021

[1]	Index returns shown are net of withholding taxes.
[2]	Inception for the Institutional Shares is December 29, 2021.
[3]	Index returns shown are net of withholding taxes.
[4]	Inception for the Institutional Shares is February 22, 2015.
[5]	Index returns shown are net of withholding taxes.